Earnings Per Share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings Per Share
Note 10: Earnings Per Share
Basic (loss) earnings per share was calculated by dividing (loss) earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

(Loss) earnings used in determining consolidated (loss) earnings per share and (loss) earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
(Loss) earnings attributable to common shareholders	(115)	1,068	892	6,104
Less: Dividends declared on preference shares	-	-	(1)	(1)
(Loss) earnings used in consolidated (loss) earnings per share	(115)	1,068	891	6,103
Less: Loss from discontinued operations, net of tax	44	4	55	1
(Loss) earnings used in (loss) earnings per share from continuing operations	(71)	1,072	946	6,104
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic (loss) earnings per share computation to the weighted-average number of common shares outstanding used in the diluted (loss) earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Weighted-average number of common shares outstanding	486,892,062	495,687,352	486,639,796	495,597,737
Weighted-average number of vested DSUs	279,338	410,886	289,885	418,730
Basic	487,171,400	496,098,238	486,929,681	496,016,467
Effect of stock options and TRSUs	-	1,160,834	784,132	1,093,324
Diluted	487,171,400	497,259,072	487,713,813	497,109,791
Because the Company reported a net loss from continuing operations for the three months ended June 30, 2022, the weighted-average number of common shares used for basic and diluted loss per share is the same for all per share calculations in the period, as the effect of stock options and other equity incentive awards would reduce the loss per share, and therefore be anti-dilutive.